SCHEDULE OF REVENUE BY MAJOR GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 1,487	$ 1,300	$ 142
ISRAEL
Total revenue	888	409
UNITED STATES
Total revenue	72	363	142
Latin America [Member]
Total revenue	$ 527	$ 528